Stock-Based Compensation Plans - Summary of Performance Share Units Activity (Details) - USD ($) $ / shares in Units, $ in Millions		6 Months Ended	12 Months Ended
	Jan. 30, 2022	Jul. 31, 2022	Jan. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested or expected to vest, aggregate intrinsic value		$ 37.4
Vested or expected to vest, weighted-average remaining contractual life (Year)		4 years 7 months 6 days
Vested or expected to vest, weighted-average exercise price (in dollars per share)		$ 46.34
Vested or expected to vest, shares (in shares)		1,627,978
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-Average Remaining Contractual, PSU (Year)	4 years 9 months 18 days	5 years
Number of PSUs Granted (in shares)		97,991
PSUs Granted, Weighted-Average Granted Date Fair Value (in dollars per share)		$ 66.58
Performance units issued (in shares)		39,704
Vested (in shares)		915,233
Performance units issued, weighted-average granted date fair value (in dollars per share)		$ 55.68
Vested, Weighted- Average Grant-Date Fair Value per Share (in dollars per share)		$ 39.36
Number of Units Outstanding (in shares)		915,233	777,538
Weighted-Average Grant Date Fair Value, PSU (in dollars per share)		$ 39.36	$ 35.76
Exercisable, Aggregate Intrinsic Value, PSU		$ 45.3
Exercisable, Weighted-Average Remaining Contractual, PSU (Year)		3 years 7 months 6 days
Exercisable, PSU weighted-average granted date fair value (in dollars per share)		$ 27.43
Exercisable, number of units (in shares)		654,467
Vested or expected to vest, aggregate intrinsic value		$ 63.4
Aggregate Intrinsic Value, PSU		57.4
Aggregate Intrinsic Value, PSU		$ 63.4	$ 57.4